Average Annual Total Returns - AST Bond Portfolio 2021	No Share Class 1 Year	No Share Class 5 Years	No Share Class 10 Years	Bloomberg Barclays US Government/Credit Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays US Government/Credit Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays US Government/Credit Index (reflects no deduction for fees, expenses or taxes) 10 Years	Bloomberg Barclays Fixed Maturity (2021) Zero Coupon Swaps Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays Fixed Maturity (2021) Zero Coupon Swaps Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays Fixed Maturity (2021) Zero Coupon Swaps Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	3.15%	2.37%	3.94%	8.92%	4.98%	4.19%	3.20%	2.22%	4.08%